UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-07529
Investment Company Act File Number
Asian Small Companies Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Maureen A. Gemma
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
August 31
Date of Fiscal Year End
November 30, 2008
Date of Reporting Period

Item 1. Schedule of Investments

Asian Small Companies Portfolio	as of November 30, 2008
PORTFOLIO OF INVESTMENTS (Unaudited)
Common Stocks — 97.1%

Security	Shares	Value

China — 23.5%

Computers & Peripherals — 1.8%
China Digital TV Holding Co., Ltd. ADR (1)	249,800	$1,226,518

		$1,226,518

Construction & Engineering — 1.2%
Midas Holdings, Ltd.	2,573,000	$813,772

		$813,772

Containers & Packaging — 3.7%
AMVIG Holdings, Ltd.	5,884,000	$2,532,691

		$2,532,691

Food Products — 9.9%
China Green Holdings, Ltd.	5,940,000	$3,888,561
Uni-President China Holdings, Ltd. (1)	6,016,000	1,372,369
Want Want China Holdings, Ltd.	3,811,000	1,552,656

		$6,813,586

Hotels, Restaurants & Leisure — 1.2%
Ajisen China Holdings, Ltd.	2,194,000	$847,207

		$847,207

Machinery — 1.7%
China Automation Group, Ltd.	7,516,000	$1,159,970

		$1,159,970

Personal Products — 1.2%
Beauty China Holdings, Ltd.	3,852,000	$852,586

		$852,586

Textiles, Apparel & Luxury Goods — 2.8%
China Eratat Sports Fashion, Ltd. (1)	12,765,000	$683,494
China Zaino International, Ltd. (1)	7,755,000	1,248,501

		$1,931,995

Total China (identified cost $28,431,525)		$16,178,325

Hong Kong — 13.9%

Chemicals — 4.3%
Huabao International Holdings, Ltd.	4,635,000	$2,908,320

		$2,908,320

Distributors — 1.8%
Integrated Distribution Services Group, Ltd.	1,011,000	$839,906
Xinyu Hengdeli Holdings, Ltd.	3,540,000	413,286

		$1,253,192

Hotels, Restaurants & Leisure — 5.7%
Cafe de Coral Holdings Ltd.	638,000	$1,070,800
Fairwood Holdings, Ltd.	4,169,500	2,859,245

		$3,930,045

Textiles, Apparel & Luxury Goods — 2.1%
Peace Mark Holdings, Ltd.	14,298,000	$664,152
Ports Design, Ltd.	688,000	777,281

		$1,441,433

Total Hong Kong (identified cost $12,157,444)		$9,532,990

Security	Shares	Value

India — 5.0%

Electrical Equipment — 0.7%
Crompton Greaves, Ltd.	198,650	$472,925

		$472,925

Food Products — 0.0%
Nestle India Ltd.	597	$16,799

		$16,799

Personal Products — 2.0%
Colgate-Palmolive (India) Ltd.	178,096	$1,381,622

		$1,381,622

Real Estate Management & Development — 0.9%
Indiabulls Real Estate Ltd.	331,220	$631,775

		$631,775

Software — 1.4%
ICSA India, Ltd.	255,389	$919,970

		$919,970

Total India (identified cost $5,586,095)		$3,423,091

Indonesia — 0.8%

Household Products — 0.8%
Unilever Indonesia Tbk PT	895,000	$575,346

		$575,346

Total Indonesia (identified cost $666,296)		$575,346

Malaysia — 6.4%

Food Products — 1.4%
Nestle Malaysia BHD	125,100	$949,427

		$949,427

Tobacco — 2.8%
British American Tobacco Malaysia BHD	155,200	$1,918,519

		$1,918,519

Wireless Telecommunication Services — 2.2%
Digi.Com BHD	270,700	$1,547,835

		$1,547,835

Total Malaysia (identified cost $4,577,098)		$4,415,781

Philippines — 0.3%

Wireless Telecommunication Services — 0.3%
Globe Telecom, Inc.	9,910	$167,765

		$167,765

Total Philippines (identified cost $155,197)		$167,765

Singapore — 19.0%

Air Freight & Logistics — 2.5%
Singapore Post, Ltd.	3,464,000	$1,749,044

		$1,749,044

Diversified Consumer Services — 4.9%
Raffles Education Corp., Ltd.	11,446,293	$3,372,242

		$3,372,242

Security	Shares	Value

Electronic Equipment, Instruments & Components — 1.5%
Venture Corp., Ltd.	364,000	$996,574

		$996,574

Food & Staples Retailing — 1.1%
Olam International, Ltd.	1,179,000	$739,175

		$739,175

IT Services — 3.4%
CSE Global, Ltd.	9,795,500	$2,371,726

		$2,371,726

Transportation Infrastructure — 2.0%
SIA Engineering Co., Ltd.	1,071,000	$1,343,074

		$1,343,074

Wireless Telecommunication Services — 3.6%
MobileOne, Ltd.	1,256,000	$1,054,631

StarHub, Ltd.	1,057,000	1,461,378

		$2,516,009

Total Singapore (identified cost $15,958,519)		$13,087,844

South Korea — 3.9%

Diversified Consumer Services — 1.8%
MegaStudy Co., Ltd.	12,150	$1,264,029

		$1,264,029

Media — 1.2%
Woongjin Thinkbig Co., Ltd.	96,190	$787,466

		$787,466

Pharmaceuticals — 0.9%
Daewoong Pharmaceutical Co., Ltd.	19,078	$622,739

		$622,739

Total South Korea (identified cost $5,362,151)		$2,674,234

Taiwan — 15.9%

Chemicals — 1.7%
Taiwan Fertilizer Co., Ltd.	792,000	$1,154,837

		$1,154,837

Commercial Banks — 4.1%
Ta Chong Bank Co., Ltd. (1)	17,060,000	$2,832,447

		$2,832,447

Diversified Telecommunication Services — 1.2%
Chunghwa Telecom Co., Ltd.	532,400	$840,976

		$840,976

Hotels, Restaurants & Leisure — 3.5%
Formosa International Hotels Corp.	322,300	$2,429,023

		$2,429,023

Textiles, Apparel & Luxury Goods — 5.4%
Ruentex Industries, Ltd.	6,861,000	$3,693,912

		$3,693,912

Total Taiwan (identified cost $20,506,525)		$10,951,195

Thailand — 8.4%

Beverages — 1.4%
Thai Beverage PCL	6,760,000	$942,981

		$942,981

Consumer Finance — 1.9%
Thanachart Capital Public Co., Ltd.	6,922,400	$1,325,421

		$1,325,421

Security	Shares	Value

Water Utilities — 3.7%
Thai Tap Water Supply PCL	23,078,600	$2,534,325

		$2,534,325

Wireless Telecommunication Services — 1.4%
Total Access Communication PCL	1,183,800	$1,006,230

		$1,006,230

Total Thailand (identified cost $8,955,994)		$5,808,957

Total Common Stocks (identified cost $102,356,844)		$66,815,528

Total Investments — 97.1% (identified cost $102,356,844)		$66,815,528

Other Assets, Less Liabilities — 2.9%		$2,018,845

Net Assets — 100.0%		$68,834,373

ADR	—	American Depository Receipt

(1)		Non-income producing security.

The Portfolio did not have any open financial instruments at November 30, 2008.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$102,356,844

Gross unrealized appreciation	$5,794,747
Gross unrealized depreciation	(41,336,063)

Net unrealized depreciation	$(35,541,316)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$7,041,921
Level 2	Other Significant Observable Inputs	59,773,607
Level 3	Significant Unobservable Inputs	—

Total		$66,815,528

The Portfolio held no investments or other financial instruments as of August 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Asian Small Companies Portfolio

By:	/s/ Hon. Robert Lloyd George Hon. Robert Lloyd George President
Date: January 23, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George Hon. Robert Lloyd George President
Date: January 23, 2009

By:	/s/ Barbara E. Campbell Barbara E. Campbell Treasurer
Date: January 23, 2009